VIRTUS NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Austria—0.9%
Erste Group Bank AG Sponsored ADR	24,941	$ 510
Belgium—1.0%
Warehouses De Pauw CVA	18,016	567
Canada—1.9%
RB Global, Inc.	15,637	1,046
China—10.9%
BYD Co., Ltd. Class H	34,892	958
China Merchants Bank Co., Ltd. Class H	243,791	849
ENN Energy Holdings Ltd.	266,561	1,963
JD.com, Inc. Class A	77,255	1,113
WuXi AppTec Co., Ltd. Class H	41,763	425
Wuxi Biologics Cayman, Inc.(1)	208,281	790
		6,098

Finland—2.6%
Kesko Oyj Class B	29,753	589
Neste Oyj	25,065	891
		1,480

France—6.2%
BioMerieux	16,089	1,787
Dassault Systemes SE	35,030	1,710
		3,497

Germany—2.8%
Bechtle AG	12,145	608
Puma SE	16,815	938
		1,546

Japan—8.1%
GMO Payment Gateway, Inc.	15,122	1,051
MonotaRO Co., Ltd.	204,959	2,238
Nippon Paint Holdings Co., Ltd.	152,280	1,231
		4,520

	Shares	Value

Netherlands—4.6%
ASML Holding N.V.	1,653	$ 1,244
Euronext N.V.	7,486	650
IMCD N.V.	3,834	667
		2,561

Switzerland—2.1%
Tecan Group AG Registered Shares	2,841	1,160
Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,220	543
United Kingdom—7.5%
Barclays plc	310,342	608
Halma plc	41,717	1,215
Segro plc	161,508	1,825
Spirax-Sarco Engineering plc	4,221	565
		4,213

United States—49.2%
Addus HomeCare Corp.(1)	8,753	813
Agilent Technologies, Inc.	9,147	1,272
Alexandria Real Estate Equities, Inc.	14,450	1,832
American Water Works Co., Inc.	4,209	555
Autodesk, Inc.(1)	9,068	2,208
Crown Castle, Inc.	11,399	1,313
Edwards Lifesciences Corp.(1)	21,468	1,637
Eversource Energy	27,566	1,701
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,101	554
Humana, Inc.	3,106	1,422
IDEXX Laboratories, Inc.(1)	1,097	609
Intuit, Inc.	2,258	1,411
Keurig Dr Pepper, Inc.	31,561	1,052
MarketAxess Holdings, Inc.	4,208	1,232
Microsoft Corp.	1,178	443
Nasdaq, Inc.	10,025	583
NextEra Energy, Inc.	34,933	2,122
PNC Financial Services Group, Inc. (The)	4,402	682
	Shares	Value

United States—continued
Salesforce, Inc.(1)	2,389	$ 629
SBA Communications Corp. Class A	2,557	649
Target Corp.	4,179	595
Teleflex, Inc.	2,275	567
Thermo Fisher Scientific, Inc.	1,663	883
Veeva Systems, Inc. Class A(1)	4,920	947
Xylem, Inc.	5,254	601
Zoetis, Inc. Class A	6,245	1,232
		27,544

Total Common Stocks (Identified Cost $52,091)		55,285

Total Long-Term Investments—98.8% (Identified Cost $52,091)		55,285

TOTAL INVESTMENTS—98.8% (Identified Cost $52,091)		$55,285
Other assets and liabilities, net—1.2%		692
NET ASSETS—100.0%		$55,977

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	50%
China	11
Japan	8
United Kingdom	7
France	6
Netherlands	5
Germany	3
Other	10
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$55,285	$55,285
Total Investments	$55,285	$55,285
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Global Sustainability Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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